Net fee and commission income (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net fee And Commission Income [Line Items]
Fee And Commission Income Expense	$ 27,912	$ 26,138	$ 21,570